Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Business Segment Information (Tables) [Abstract]
Schedule of segment reporting information by segment
	North America	International	Segment Total	Corporate	Total
2012

Net revenue external customers	$9,031,108	$4,740,132	$13,771,240	$29,042	$13,800,282
Inter - segment revenue	10,072	-	10,072	(10,072)	-
Revenue	9,041,180	4,740,132	13,781,312	18,970	13,800,282
Depreciation and amortization	(310,216)	(175,504)	(485,720)	(117,176)	(602,896)
Operating Income	1,615,348	809,269	2,424,617	(206,044)	2,218,573
Income (loss) from equity method investees	23,408	919	24,327	(6,885)	17,442
Segment assets(1)	14,170,453	5,892,477	20,062,930	2,263,068	22,325,998
thereof investments in equity method investees	266,521	378,626	645,147	(7,774)	637,373
Capital expenditures, acquisitions and investments (2)	2,147,522	230,888	2,378,410	175,808	2,554,218

2011

Net revenue external customers	$7,925,472	$4,627,950	$12,553,422	$17,093	$12,570,515
Inter - segment revenue	9,196	-	9,196	(9,196)	-
Revenue	7,934,668	4,627,950	12,562,618	7,897	12,570,515
Depreciation and amortization	(269,055)	(173,600)	(442,655)	(114,628)	(557,283)
Operating Income	1,435,450	807,437	2,242,887	(167,995)	2,074,892
Income (loss) from equity method investees	32,387	69	32,456	(1,497)	30,959
Segment assets(3)	11,761,777	5,589,421	17,351,198	2,181,652	19,532,850
thereof investments in equity method investees	322,990	370,447	693,437	(1,412)	692,025
Capital expenditures, acquisitions and investments (4)	1,055,183	1,161,825	2,217,008	166,176	2,383,184

2010

Net revenue external customers	$7,920,441	$3,923,301	$11,843,742	$452	$11,844,194
Inter - segment revenue	5,419	-	5,419	(5,419)	-
Revenue	7,925,860	3,923,301	11,849,161	(4,967)	11,844,194
Depreciation and amortization	(254,205)	(148,852)	(403,057)	(100,167)	(503,224)
Operating Income	1,385,651	677,630	2,063,281	(139,476)	1,923,805
Income (loss) from equity method investees	8,753	196	8,949	-	8,949
Segment assets	11,720,495	4,787,479	16,507,974	586,687	17,094,661
thereof investments in equity method investees	243,452	6,921	250,373	-	250,373
Capital expenditures, acquisitions and investments (5)	448,327	559,774	1,008,101	279,866	1,287,967

(1) If production were still managed within the segments, as it was in 2010, segment assets would have been $15,261,647 in North America, $6,631,674 in International and $432,677 in Corporate in 2012.
(2) North America and International acquisitions exclude $484,699 and $6,624, respectively, of non-cash acquisitions and investments for 2012.
(3) If production were still managed within the segments, as it was in 2010, segment assets would have been $12,805,094 in North America, $6,212,698 in International and $515,058 in Corporate in 2011.
(4) North America and International acquisitions exclude $6,000 and $225,034, respectively, of non-cash acquisitions and investments for 2011.
(5) North America, International and Corporate acquisitions exclude $122,847, $32,935 and $2,125, respectively, of non-cash acquisitions and investments for 2010.